Vessels, Port Terminals and Other Fixed, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessels, Port Terminals and Other Fixed Assets (Table)

Tanker vessels, barges and pushboats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$526,051	$(200,756)	$325,295
Additions	1,931	(18,278)	(16,347)
Write-down	(308)	—	(308)
Balance December 31, 2020	$527,674	$(219,034)	$308,640
Additions	2,445	(20,763)	(18,318)
Impairment loss	(27,339)	5,373	(21,966)
Transfers from other long-term assets	51,461	—	51,461
Balance December 31, 2021	$554,241	$(234,424)	$319,817
Additions	6,130	(20,998)	(14,868)
Impairment loss	(14,920)	12,457	(2,463)
Sale of vessel	(2,186)	—	(2,186)
Balance December 31, 2022	$548,640	$(248,004)	$300,300

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$253,962	$(46,961)	$207,001
Additions	870	(7,216)	(6,346)
Write offs	(88)	76	(12)
Balance December 31, 2020	$254,744	$(54,101)	$200,643
Additions	1,520	(7,629)	(6,109)
Disposal	(130)	169	39
Transfers from other long-term assets	5,646	—	5,646
Balance December 31, 2021	$261,780	$(61,561)	$200,219
Additions	792	(7,735)	(6,943)
Balance December 31, 2022	$262,572	$(69,296)	$193,276

Other fixed assets (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$7,831	$(4,960)	$2,871
Additions	488	(672)	(184)
Balance December 31, 2020	$8,319	$(5,632)	$2,687
Additions	384	(491)	(107)
Balance December 31, 2021	$8,703	$(6,123)	$2,580
Additions	22	(207)	(185)
Disposals	(52)	—	(52)
Balance December 31, 2022	$8,673	$(6,330)	$2,343

Total (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$787,844	$(252,677)	$535,167
Additions	3,289	(26,166)	(22,877)
Write-down	(396)	76	(320)
Balance December 31, 2020	$790,737	$(278,767)	$511,970
Additions	4,349	(28,883)	(24,534)
Disposal	(130)	169	39
Impairment loss	(27,339)	5,373	(21,966)
Transfers from other long-term assets	57,107	—	57,107
Balance December 31, 2021	$824,724	$(302,108)	$522,616
Additions	6,944	(28,940)	(21,996)
Impairment loss	(14,920)	12,457	(2,463)
Sale of vessel	(2,186)	—	(2,186)
Disposals	(52)	—	(52)
Balance December 31, 2022	$814,510	$(318,591)	$495,919